Other Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Assets	16. Other Assets

	December 31 2017 $	December 31 2016 $

Investment tax credits	9.2	14.1
Transaction costs on long-term debt	4.9	5.8
	14.1	19.9
Less current portion	4.7	4.7

Long-term portion	9.4	15.2